RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
19.	RELATED PARTY TRANSACTIONS
During the years ended December 31, 2024, 2023 and 2022, the Company entered into the following significant related party transactions:

		Year Ended December 31,
Related companies	Nature of transactions	2024	2023	2022

Transactions with affiliated companies

Melco and its subsidiaries	Revenues (services provided by the Company):
	Revenue from casino contract	$259,842	$155,527	$(56,665)
	Rooms and food and beverage (1)	154,233	111,438	25,039
	Services fee (2)	59,529	40,473	21,889
	Entertainment (1)	25,703	39,715	499

	Costs and expenses (services provided to the Company):
	Staff costs recharges (3) (4)	116,491	89,713	56,620
	Corporate services (5)	41,460	34,640	33,263
	Other services	21,839	20,936	17,705
	Staff costs for construction and renovation work capitalized (4)	4,618	4,674	11,864
	Purchases of goods and services	315	567	186

	Sale and purchase of assets:
	Sale of property and equipment	9,509	914	8
	Transfer-in of other long-term assets	31,193	5,527	2,423
	Purchase of property and equipment	204	8	184

(1)
These revenues primarily represented the standalone selling prices of the complimentary services (including rooms, food and beverage and entertainment services) provided to Studio City Casino’s gaming patrons and charged to MRM. For the years ended December 31, 2024, 2023 and 2022, the related party rooms and food and beverage revenues and entertainment revenues aggregated to $
179,936
, $
151,153
and $
25,538
, respectively, of which $
150,135
, $
113,942
and $
22,884
related to Studio City Casino’s gaming patrons and $
29,801
, $
37,211
and $
2,654
related to
non-Studio
City Casino’s gaming patrons, respectively.

(2)
Services provided by the Company to Melco and its subsidiaries mainly include, but are not limited to, certain shared administrative services and shuttle bus transportation services provided to Studio City Casino.

(3)
Staff costs are recharged by Melco and its subsidiaries for staff who are solely dedicated to Studio City to carry out activities, including food and beverage management, retail management, hotel management, entertainment projects, mall development and sales and marketing activities and staff costs for certain shared administrative services.

(4)	These staff costs included share-based compensation expenses.

(5)
Corporate services are provided to the Company by Melco and its subsidiaries. These services include, but are not limited to, general corporate services and senior executive management services for operational purposes.

Other Related Party Transactions
During the year ended December 31, 2024, an aggregate principal amount of $30,000 of the 2025 SCF Senior Notes held by Mr. Lawrence Yau Lung Ho (“Mr. Ho”), a director of SCIH, was purchased by SCF for a consideration of
$30,000. As of December 31, 2024 and 2023, Mr. Ho and his controlled entity held an aggregate principal amount of $
30,000
and $
60,000
of SCF Senior Notes, respectively. As of December 31, 2024 and 2023, an independent director of SCIH held an aggregate principal amount of $
600
of SCC Senior Notes in each of those years.
During the years ended December 31, 2024, 2023 and 2022, total interest expense of $
2,508
, $
3,300
and $
3,300
in relation to the SCF Senior Notes, were paid or payable to Mr. Ho and his controlled entity, respectively. During the years ended December 31, 2024, 2023 and 2022, total interest expense of $44, $
30
and $
14
in relation to the SCC Senior Notes,
was
paid or payable to the independent director of SCIH, respectively.

(a)	Receivables from Affiliated Companies
The outstanding balances as of December 31, 2024 and 2023 are receivables from Melco’s subsidiaries mainly arising from operating income or prepayment of operating expenses, and are unsecured, non-interest
bearing and repayable on demand.

(b)	Payables to Affiliated Companies
The outstanding balances as of December 31, 2024 and 2023 are payables to Melco International and its subsidiaries mainly arising from operating expenses
, and are unsecured,
non-interest
bearing and repayable on demand.